UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2014

Item 1:      Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.40%

Aerospace & Defense 1.08%

Raytheon Co.	50,300	$4,803

Airlines 0.81%

American Airlines Group, Inc.*	28,500	1,000
Southwest Airlines Co.	107,500	2,598
Total		3,598

Auto Components 1.90%

Johnson Controls, Inc.	168,000	7,584
Lear Corp.	10,900	905
Total		8,489

Automobiles 0.49%

Ford Motor Co.	134,600	2,174

Banks 12.15%

Bank of America Corp.	150,400	2,277
BB&T Corp.	138,000	5,151
Citigroup, Inc.	271,800	13,022
Fifth Third Bancorp	252,900	5,212
JPMorgan Chase & Co.	335,800	18,798
SunTrust Banks, Inc.	194,900	7,457
Wells Fargo & Co.	48,200	2,393
Total		54,310

Capital Markets 2.98%

Ameriprise Financial, Inc.	46,800	5,224
Invesco Ltd.	112,400	3,958
Morgan Stanley	49,600	1,534
TD Ameritrade Holding Corp.	81,000	2,584
Total		13,300

Chemicals 0.45%

CF Industries Holdings, Inc.	8,250	2,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Communications Equipment 1.61%

Cisco Systems, Inc.	310,300	$7,171

Consumer Finance 1.78%

Capital One Financial Corp.	107,400	7,937

Containers & Packaging 1.62%

Rock-Tenn Co. Class A	75,900	7,257

Diversified Financial Services 1.64%

Berkshire Hathaway, Inc. Class B*	39,100	5,038
Voya Financial, Inc.	64,300	2,276
Total		7,314

Diversified Telecommunication Services 2.62%

AT&T, Inc.	200,100	7,144
Level 3 Communications, Inc.*	66,100	2,844
Verizon Communications, Inc.	37,200	1,738
Total		11,726

Electric: Utilities 2.06%

Duke Energy Corp.	25,600	1,907
Edison International	17,800	1,007
PPL Corp.	188,000	6,268
Total		9,182

Electrical Equipment 0.71%

Emerson Electric Co.	46,400	3,163

Electronic Equipment, Instruments & Components 0.20%

Vishay Intertechnology, Inc.	62,400	887

Energy Equipment & Services 2.01%

Atwood Oceanics, Inc.*	110,000	5,452
Rowan Cos., plc Class A*	40,200	1,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Energy Equipment & Services (continued)

Tidewater, Inc.	45,200	$2,302
Total		8,997

Food & Staples Retailing 2.69%

Sysco Corp.	81,700	2,976
Wal-Mart Stores, Inc.	113,700	9,063
Total		12,039

Food Products 2.06%

Bunge Ltd.	115,800	9,223

Gas Utilities 0.29%

Questar Corp.	54,100	1,313

Health Care Equipment & Supplies 1.54%

Baxter International, Inc.	94,500	6,879

Health Care Providers & Services 3.73%

Aetna, Inc.	86,700	6,195
Express Scripts Holding Co.*	128,100	8,529
HCA Holdings, Inc.*	37,800	1,965
Total		16,689

Household Durables 1.11%

Harman International Industries, Inc.	8,300	910
Toll Brothers, Inc.*	118,000	4,040
Total		4,950

Household Products 1.53%

Kimberly-Clark Corp.	36,000	4,041
Procter & Gamble Co. (The)	34,000	2,807
Total		6,848

Independent Power and Renewable Electricity Producer 1.68%

AES Corp. (The)	520,600	7,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Industrial Conglomerates 2.31%

3M Co.	29,200	$4,061
General Electric Co.	232,900	6,263
Total		10,324

Information Technology Services 0.64%

Total System Services, Inc.	89,800	2,853

Insurance 6.40%

ACE Ltd. (Switzerland)(a)	80,700	8,257
Allstate Corp. (The)	91,100	5,188
American International Group, Inc.	34,600	1,839
Hartford Financial Services Group, Inc. (The)	109,200	3,917
Lincoln National Corp.	27,500	1,334
Prudential Financial, Inc.	53,300	4,300
Travelers Cos., Inc. (The)	22,500	2,038
Validus Holdings Ltd.	46,100	1,709
Total		28,582

Machinery 1.96%

Caterpillar, Inc.	52,600	5,544
Stanley Black & Decker, Inc.	37,500	3,221
Total		8,765

Media 2.20%

Comcast Corp. Class A	93,000	4,814
Twenty-First Century Fox, Inc. Class A	156,700	5,017
Total		9,831

Multi-Line Retail 1.12%

Kohl’s Corp.	91,600	5,019

Multi-Utilities 1.76%

PG&E Corp.	149,500	6,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Multi-Utilities (continued)

Sempra Energy	10,800	$1,065
Total		7,879

Oil, Gas & Consumable Fuels 12.87%

Apache Corp.	44,500	3,863
Chesapeake Energy Corp.	219,700	6,316
Chevron Corp.	107,300	13,468
ConocoPhillips	37,300	2,772
Exxon Mobil Corp.	148,700	15,228
Occidental Petroleum Corp.	111,000	10,628
Rice Energy, Inc.*	48,100	1,429
Valero Energy Corp.	66,600	3,808
Total		57,512

Paper & Forest Products 0.79%

International Paper Co.	75,900	3,541

Pharmaceuticals 7.36%

Bristol-Myers Squibb Co.	174,300	8,731
Eli Lilly & Co.	15,400	910
Johnson & Johnson	35,000	3,545
Merck & Co., Inc.	15,600	914
Pfizer, Inc.	600,900	18,796
Total		32,896

Real Estate Investment Trusts 4.08%

American Homes 4 Rent Class A	82,000	1,316
AvalonBay Communities, Inc.	6,750	922
BioMed Realty Trust, Inc.	48,900	1,022
Brandywine Realty Trust	116,000	1,688
Camden Property Trust	27,700	1,897
DDR Corp.	74,100	1,272
Health Care REIT, Inc.	25,900	1,634
Liberty Property Trust	40,200	1,507
Simon Property Group, Inc.	11,450	1,983
Starwood Property Trust, Inc.	119,300	2,869
Vornado Realty Trust	11,100	1,139
Weingarten Realty Investors	31,400	980
Total		18,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Road & Rail 1.51%

CSX Corp.	238,800	$6,739

Semiconductors & Semiconductor Equipment 1.92%

Intel Corp.	321,000	8,567

Software 0.60%

CA, Inc.	89,600	2,700

Technology Hardware, Storage & Peripherals 3.84%

Apple, Inc.	16,025	9,456
EMC Corp.	298,400	7,699
Total		17,155

Trading Companies & Distributors 1.30%

Air Lease Corp.	119,800	4,297
HD Supply Holdings, Inc.*	58,900	1,519
Total		5,816

Total Common Stocks (cost $411,823,590)		444,203

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.57%

Repurchase Agreement

Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $2,380,000 of U.S. Treasury Note at 4.50% due 11/15/2015; value: $2,582,300; proceeds: $2,529,516 (cost $2,529,516)	$2,529	2,529

Total Investments in Securities 99.97% (cost $414,353,106)		446,732

Cash and Other Assets in Excess of Liabilities(b) 0.03%		156

Net Assets 100.00%		$446,888

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2014

Open Futures Contracts at April 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2014	25	Long	$2,347,375	$9,493

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$444,203	$—	$—	$444,203
Repurchase Agreement	—	2,529	—	2,529
Total	$444,203	$2,529	$—	$446,732
Other Financial Instruments
Futures Contracts
Assets	$9	$—	$—	$9
Liabilities	—	—	—	—
Total	$9	$—	$—	$9

(1)	Refer to note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.55%

Aerospace & Defense 0.79%

Rockwell Collins, Inc.	25,300	$1,964
Triumph Group, Inc.	28,000	1,815
Total		3,779

Airlines 2.58%

American Airlines Group, Inc.*	121,400	4,257
Copa Holdings SA Class A (Panama)(a)	22,500	3,044
Delta Air Lines, Inc.	135,300	4,983
Total		12,284

Auto Components 1.62%

Lear Corp.	92,600	7,691

Banks 6.25%

Associated Banc-Corp	56,800	997
CIT Group, Inc.	138,700	5,971
Fifth Third Bancorp	209,200	4,312
First Niagara Financial Group, Inc.	288,500	2,573
M&T Bank Corp.	47,600	5,808
Regions Financial Corp.	93,900	952
SunTrust Banks, Inc.	239,500	9,163
Total		29,776

Building Products 0.29%

Owens Corning	33,200	1,356

Capital Markets 3.11%

Ameriprise Financial, Inc.	22,200	2,478
Federated Investors, Inc. Class B	37,522	1,071
Invesco Ltd.	171,000	6,021
TD Ameritrade Holding Corp.	163,800	5,225
Total		14,795

Chemicals 2.45%

CF Industries Holdings, Inc.	43,350	10,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Chemicals (continued)

Huntsman Corp.	41,500	$1,040
Total		11,668

Communications Equipment 0.20%

Riverbed Technology, Inc.*	48,400	941

Construction & Engineering 0.33%

Fluor Corp.	21,000	1,590

Containers & Packaging 2.05%

Rock-Tenn Co. Class A	101,900	9,743

Diversified Financial Services 1.17%

IntercontinentalExchange Group, Inc.	7,800	1,595
Voya Financial, Inc.	112,700	3,988
Total		5,583

Diversified Telecommunication Services 0.75%

Level 3 Communications, Inc.*	83,100	3,576

Electric: Utilities 7.22%

Edison International	116,600	6,595
Entergy Corp.	71,700	5,198
FirstEnergy Corp.	27,700	935
Great Plains Energy, Inc.	367,900	9,871
PPL Corp.	155,250	5,176
Westar Energy, Inc.	184,800	6,630
Total		34,405

Electrical Equipment 1.23%

Babcock & Wilcox Co. (The)	116,100	4,039
Eaton Corp. plc (Ireland)(a)	25,294	1,838
Total		5,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 2.01%

Avnet, Inc.	72,700	$3,136
Jabil Circuit, Inc.	316,800	5,468
Vishay Intertechnology, Inc.	66,900	951
Total		9,555

Energy Equipment & Services 2.98%

Atwood Oceanics, Inc.*	52,700	2,612
Rowan Cos., plc Class A*	288,800	8,930
Tidewater, Inc.	52,200	2,658
Total		14,200

Food Products 3.36%

Bunge Ltd.	100,900	8,037
Ingredion, Inc.	71,600	5,044
Pinnacle Foods, Inc.	95,900	2,915
Total		15,996

Gas Utilities 0.25%

Atmos Energy Corp.	23,100	1,179

Health Care Equipment & Supplies 1.24%

St. Jude Medical, Inc.	92,900	5,896

Health Care Providers & Services 5.43%

Cardinal Health, Inc.	153,200	10,649
Cigna Corp.	47,900	3,834
Community Health Systems, Inc.*	116,100	4,399
HCA Holdings, Inc.*	134,100	6,973
Total		25,855

Hotels, Restaurants & Leisure 0.69%

Brinker International, Inc.	42,600	2,093
Royal Caribbean Cruises Ltd.	22,600	1,201
Total		3,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Household Durables 2.15%

Toll Brothers, Inc.*	80,100	$2,743
Whirlpool Corp.	49,000	7,515
Total		10,258

Independent Power and Renewable Electricity Producer 2.19%

AES Corp. (The)	720,600	10,413

Information Technology Services 3.26%

Booz Allen Hamilton Holding Corp.	57,000	1,325
Broadridge Financial Solutions, Inc.	29,500	1,131
Fidelity National Information Services, Inc.	66,300	3,543
Total System Services, Inc.	194,500	6,179
Xerox Corp.	277,100	3,350
Total		15,528

Insurance 8.42%

Endurance Specialty Holdings Ltd.	25,700	1,306
Everest Re Group Ltd.	58,200	9,197
Hanover Insurance Group, Inc. (The)	30,307	1,772
Hartford Financial Services Group, Inc. (The)	161,908	5,808
Lincoln National Corp.	127,700	6,195
Protective Life Corp.	88,900	4,547
Reinsurance Group of America, Inc.	25,498	1,956
Validus Holdings Ltd.	48,400	1,794
XL Group plc (Ireland)(a)	239,500	7,508
Total		40,083

Leisure Products 0.76%

Hasbro, Inc.	20,141	1,113
Mattel, Inc.	63,500	2,490
Total		3,603

Machinery 3.61%

Flowserve Corp.	29,600	2,162
IDEX Corp.	21,800	1,626
Ingersoll-Rand plc	41,200	2,464
Manitowoc Co., Inc. (The)	43,896	1,395
Stanley Black & Decker, Inc.	23,000	1,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Machinery (continued)

Terex Corp.	52,200	$2,260
Timken Co. (The)	84,500	5,330
Total		17,212

Media 0.45%

DreamWorks Animation SKG, Inc. Class A*	37,800	908
Gannett Co., Inc.	44,900	1,220
Total		2,128

Metals & Mining 0.20%

Alcoa, Inc.	71,500	963

Multi-Line Retail 2.82%

Kohl’s Corp.	141,100	7,731
Macy’s, Inc.	99,600	5,720
Total		13,451

Multi-Utilities 2.18%

Consolidated Edison, Inc.	16,800	975
Public Service Enterprise Group, Inc.	38,500	1,577
SCANA Corp.	145,946	7,835
Total		10,387

Oil, Gas & Consumable Fuels 4.49%

Chesapeake Energy Corp.	233,900	6,725
Cimarex Energy Co.	8,100	965
Denbury Resources, Inc.	72,300	1,216
Energen Corp.	22,100	1,722
EQT Corp.	20,500	2,234
Murphy Oil Corp.	74,400	4,719
PBF Energy, Inc. Class A	38,000	1,170
Rice Energy, Inc.*	51,300	1,523
Valero Energy Corp.	19,660	1,124
Total		21,398

Paper & Forest Products 0.61%

International Paper Co.	62,400	2,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.35%

Actavis plc*	20,676	$4,225
Mylan, Inc.*	43,500	2,209
Total		6,434

Professional Services 1.20%

Nielsen Holdings NV	122,000	5,728

Real Estate Investment Trusts 12.57%

Alexandria Real Estate Equities, Inc.	20,100	1,484
American Capital Agency Corp.	62,000	1,408
Annaly Capital Management, Inc.	163,300	1,886
BioMed Realty Trust, Inc.	189,300	3,956
Boston Properties, Inc.	16,800	1,968
Brandywine Realty Trust	141,333	2,056
Camden Property Trust	80,800	5,534
DDR Corp.	150,900	2,591
Equity Lifestyle Properties, Inc.	25,300	1,059
Essex Property Trust, Inc.	6,200	1,074
Extra Space Storage, Inc.	55,516	2,905
Health Care REIT, Inc.	57,900	3,653
Home Properties, Inc.	22,000	1,355
Host Hotels & Resorts, Inc.	104,400	2,239
Kimco Realty Corp.	120,200	2,755
Liberty Property Trust	75,300	2,824
Macerich Co. (The)	66,700	4,330
Prologis, Inc.	74,100	3,011
Retail Properties of America, Inc. Class A	72,100	1,033
SL Green Realty Corp.	12,500	1,309
Starwood Property Trust, Inc.	143,300	3,446
Ventas, Inc.	62,500	4,130
Vornado Realty Trust	37,600	3,858
Total		59,864

Semiconductors & Semiconductor Equipment 3.46%

Avago Technologies Ltd. (Singapore)(a)	40,600	2,578
Maxim Integrated Products, Inc.	210,100	6,816
Micron Technology, Inc.*	41,300	1,079
ON Semiconductor Corp.*	367,500	3,458
Skyworks Solutions, Inc.*	62,100	2,549
Total		16,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2014

Investments	Shares	Fair Value (000)
Software 1.53%

CA, Inc.	104,200	$3,141
Electronic Arts, Inc.*	79,600	2,253
Symantec Corp.	93,700	1,900
Total		7,294

Specialty Retail 0.50%

American Eagle Outfitters, Inc.	82,800	957
Chico’s FAS, Inc.	90,500	1,437
Total		2,394

Technology Hardware, Storage & Peripheral 0.20%

Western Digital Corp.	10,900	961

Trading Companies & Distributors 1.60%

Air Lease Corp.	169,800	6,091
HD Supply Holdings, Inc.*	58,400	1,505
Total		7,596

Total Common Stocks (cost $435,320,928)		474,125

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.90%

Repurchase Agreement

Repurchase Agreement dated 4/30/2014, Zero Coupon due 5/1/2014 with Fixed Income Clearing Corp. collateralized by $4,025,000 of U.S. Treasury Note at 4.50% due 11/15/2015 value: $4,367,125; proceeds: $4,277,647. (cost $4,277,647)	$4,278	4,278

Total Investments in Securities 100.45% (cost $439,598,575)		478,403

Liabilities in Excess of Cash and Other Assets(b) (0.45)%		(2,144)

Net Assets 100.00%		$476,259

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2014

Open Futures Contracts at April 30, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2014	20	Long	$1,877,900	$18,108

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$474,125	$—	$—	$474,125
Repurchase Agreement	—	4,278	—	4,278
Total	$474,125	$4,278	$—	$478,403
Other Financial Instruments
Futures Contracts
Assets	$18	$—	$—	$18
Liabilities	—	—	—	—
Total	$18	$—	$—	$18

(1)	Refer to note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended April 30, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$414,806,556	$439,860,903
Gross unrealized gain	33,532,425	43,113,144
Gross unrealized loss	(1,606,843)	(4,571,175)
Net unrealized security gain	$31,925,582	$38,541,969

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended April 30, 2014 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case the Funds may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2014, the Funds had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
Asset Derivatives	Equity Index Contracts	Fair Value	Equity Index Contracts	Fair Value
Futures Contracts	$9,493	$9,493	$18,108	$18,108
Total	$9,493	$9,493	$18,108	$18,108

Item 2:      Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:      Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: June 18, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: June 18, 2014

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: June 18, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: June 18, 2014